Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 3,415,218	¥ 3,479,863
Carrying amounts, Assets	120,909	18,991
Carrying amounts, Liabilities	91,286	306,775
Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	203,040	329,985
Carrying amounts, Liabilities	¥ 203,040	¥ 329,985